ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

July 14, 2023	Kelsey E. Barrett T +1 617 951 7183 Kelsey.Barrett@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re:	JOHCM Funds Trust (the “Registrant”) Registration Statement on Form N-14

Ladies and Gentlemen:

Enclosed for filing on behalf of the Registrant is a registration statement on Form N-14 (the “Registration Statement”). The Registration Statement relates to the proposed reorganization of Trillium ESG Global Equity Fund, a series of Professionally Managed Portfolios (the “Target Global Equity Fund”), into Trillium ESG Global Equity Fund, a series of the Registrant (the “Acquiring Global Equity Fund”), and the reorganization of Trillium ESG Small/Mid Cap Fund, a series of Professionally Managed Portfolios (the “Target SMID Fund,” and, together with the Target Global Equity Fund, the “Target Funds”), into Trillium ESG Small/Mid Cap Fund, a series of the Registrant (the “Acquiring SMID Fund”) as described in the Registration Statement.

The Proxy Statement/Prospectus contained in the Registration Statement will be furnished in connection with a special meeting of shareholders of the Target Funds, at which time the shareholders of the Target Global Equity Fund will be asked to vote on the proposed acquisition of the Target Global Equity Fund by the Acquiring Global Equity Fund and the shareholders of the Target SMID Fund will be asked to vote on the proposed acquisition of the Target SMID Fund by the Acquiring SMID Fund.

No registration fee is being paid at the time of filing because the Registrant has previously filed an election, under Rule 24f-2 under the Investment Company Act of 1940, as amended, to register an indefinite number of shares. The Registrant proposes that this filing will become effective on August 15, 2023 pursuant to Rule 488 under the Securities Act of 1933, as amended.

Please direct any questions you may have with respect to this filing to me (at 617-651-7183) or to George Raine (at 617-951-7556) of this firm. We would greatly appreciate receiving any comments you might have at your earliest convenience.

Sincerely,

/s/ Kelsey E. Barrett
Kelsey E. Barrett